CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance at beginning of period (in shares) at Dec. 31, 2018	52,993
Balance at beginning of period at Dec. 31, 2018	$ 277,362
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series H redeemable convertible preferred stock, net of issuance costs (in shares)	8,339
Issuance of Series H redeemable convertible preferred stock, net of issuance costs	$ 169,804
Balance at end of period (in shares) at Dec. 31, 2019	61,332
Balance at end of period at Dec. 31, 2019	$ 447,166
Balance at beginning of period (in shares) at Dec. 31, 2018		29,571
Balance at beginning of period at Dec. 31, 2018	(208,740)	$ 2	$ 27,863	$ (106)	$ (236,499)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)		1,486
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock	3,209	$ 1	3,208
Issuance of common stock, restricted stock, and unvested common stock in connection with acquisition (in shares)		426
Issuance of common stock, restricted stock, and unvested common stock in connection with acquisition	1,463		1,463
Vesting of early exercised stock options	113		113
Vesting of restricted stock	5,718		5,718
Stock-based compensation	14,081		14,081
Other comprehensive income (loss)	141			141
Net loss	(73,281)				(73,281)
Balance at end of period (in shares) at Dec. 31, 2019		31,483
Balance at end of period at Dec. 31, 2019	$ (257,296)	$ 3	52,446	35	(309,780)
Balance at end of period (in shares) at Sep. 30, 2020	61,332
Balance at end of period at Sep. 30, 2020	$ 447,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)		1,253
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock	3,207		3,207
Cancellation of restricted stock and unvested common stock issued in connection with acquisition (in shares)		(269)
Vesting of early exercised stock options	435		435
Vesting of restricted stock	4,288		4,288
Stock-based compensation	16,210		16,210
Other comprehensive income (loss)	(486)			(486)
Net loss	(60,298)				(60,298)
Balance at end of period (in shares) at Sep. 30, 2020		32,467
Balance at end of period at Sep. 30, 2020	$ (293,940)	$ 3	76,586	(451)	(370,078)
Balance at beginning of period (in shares) at Dec. 31, 2019	61,332
Balance at beginning of period at Dec. 31, 2019	$ 447,166
Balance at end of period (in shares) at Dec. 31, 2020	61,332
Balance at end of period at Dec. 31, 2020	$ 447,166
Balance at beginning of period (in shares) at Dec. 31, 2019		31,483
Balance at beginning of period at Dec. 31, 2019	$ (257,296)	$ 3	52,446	35	(309,780)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)	2,190	2,190
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock	$ 6,367		6,367
Cancellation of restricted stock and unvested common stock issued in connection with acquisition (in shares)		(258)
Release of holdback stock in connection with acquisition	291		291
Vesting of early exercised stock options	522		522
Vesting of restricted stock	5,718		5,718
Stock-based compensation	22,608		22,608
Other comprehensive income (loss)	(832)			(832)
Net loss	(75,234)				(75,234)
Balance at end of period (in shares) at Dec. 31, 2020		33,415
Balance at end of period at Dec. 31, 2020	$ (297,856)	$ 3	87,952	(797)	(385,014)
Balance at beginning of period (in shares) at Jun. 30, 2020	61,332
Balance at beginning of period at Jun. 30, 2020	$ 447,166
Balance at end of period (in shares) at Sep. 30, 2020	61,332
Balance at end of period at Sep. 30, 2020	$ 447,166
Balance at beginning of period (in shares) at Jun. 30, 2020		32,226
Balance at beginning of period at Jun. 30, 2020	(283,214)	$ 3	67,890	(195)	(350,912)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)		241
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock	1,015		1,015
Vesting of early exercised stock options	89		89
Vesting of restricted stock	1,429		1,429
Stock-based compensation	6,163		6,163
Other comprehensive income (loss)	(256)			(256)
Net loss	(19,166)				(19,166)
Balance at end of period (in shares) at Sep. 30, 2020		32,467
Balance at end of period at Sep. 30, 2020	$ (293,940)	$ 3	76,586	(451)	(370,078)
Balance at beginning of period (in shares) at Dec. 31, 2020	61,332
Balance at beginning of period at Dec. 31, 2020	$ 447,166
Balance at end of period (in shares) at Sep. 30, 2021	61,332
Balance at end of period at Sep. 30, 2021	$ 447,166
Balance at beginning of period (in shares) at Dec. 31, 2020		33,415
Balance at beginning of period at Dec. 31, 2020	$ (297,856)	$ 3	87,952	(797)	(385,014)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)	2,940	2,940
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock	$ 12,836		12,836
Issuance of common stock, restricted stock, and unvested common stock in connection with acquisition (in shares)		7
Vesting of early exercised stock options	324		324
Vesting of restricted stock	4,288		4,288
Stock-based compensation	26,971		26,971
Other comprehensive income (loss)	276			276
Net loss	(66,002)				(66,002)
Balance at end of period (in shares) at Sep. 30, 2021		36,362
Balance at end of period at Sep. 30, 2021	$ (319,163)	$ 3	132,371	(521)	(451,016)
Balance at end of period (in shares) at Jun. 30, 2021	61,332
Balance at end of period at Jun. 30, 2021	$ 447,166
Balance at end of period (in shares) at Jun. 30, 2021		35,474
Balance at end of period at Jun. 30, 2021	$ (317,039)	$ 3	115,302	(691)	(431,653)
Balance at end of period (in shares) at Sep. 30, 2021	61,332
Balance at end of period at Sep. 30, 2021	$ 447,166
Balance at end of period (in shares) at Sep. 30, 2021		36,362
Balance at end of period at Sep. 30, 2021	$ (319,163)	$ 3	132,371	(521)	(451,016)
Balance at end of period (in shares) at Jun. 30, 2021	61,332
Balance at end of period at Jun. 30, 2021	$ 447,166
Balance at end of period (in shares) at Jun. 30, 2021		35,474
Balance at end of period at Jun. 30, 2021	$ (317,039)	$ 3	115,302	(691)	(431,653)
Balance at end of period (in shares) at Sep. 30, 2021	61,332
Balance at end of period at Sep. 30, 2021	$ 447,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock (in shares)		888
Issuance of common stock upon exercise of stock options, net of repurchases of unvested common stock	4,930		4,930
Vesting of early exercised stock options	118		118
Vesting of restricted stock	1,429		1,429
Stock-based compensation	10,592		10,592
Other comprehensive income (loss)	170			170
Net loss	(19,363)				(19,363)
Balance at end of period (in shares) at Sep. 30, 2021		36,362
Balance at end of period at Sep. 30, 2021	$ (319,163)	$ 3	$ 132,371	$ (521)	$ (451,016)